Property And Equipment, Net	12 Months Ended
Dec. 31, 2012
Property And Equipment, Net [Abstract]
Property And Equipment, Net
NOTE 6	-	PROPERTY AND EQUIPMENT, NET

A.	Property and equipment, net consists of the following:

	US dollars
	December 31,
(in thousands)	2012	2011
Operating equipment (*)	49,793	66,695
Office furniture, equipment and computers	22,976	21,183
Land	1,022	1,022
Buildings	2,731	3,067
Vehicles	3,389	3,196
Leasehold improvements	2,640	2,528
	82,551	97,691
Less – accumulated depreciation and amortization (**)	(48,395)	(56,821)
	34,156	40,870

(*)	As December 31, 2012 and 2011, an amount of US$ 28.8 million and US$ 45.2 million is subject to operating lease transactions, respectively.

(**)	As at December 31, 2012 and 2011, an amount of US$ 14.2 million and US$ 25.5 million is subject to operating lease transactions, respectively.

B.
In the years ended December 31, 2012, 2011 and 2010, depreciation expense was US$ 13.3 million, US$ 16.1 million and US$ 14.7 million, respectively and additional equipment was purchased in an amount of US$ 9.7 million, US$ 16.5 million and US$ 18.6 million, respectively.

C.	After deduction of the cost and the accumulated depreciation of items fully depreciated.